SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS OF EACH OF THE LISTED FUNDS:

                             ----------------------

                              CLASSES A, B, C AND R


DWS Balanced Fund                            DWS Europe Equity Fund                      DWS Massachusetts Tax-Free Fund
DWS Blue Chip Fund                           DWS Global Bond Fund                        DWS Micro Cap Fund
DWS California Tax-Free Income Fund          DWS Global Opportunities Fund               DWS Mid Cap Growth Fund
DWS Capital Growth Fund                      DWS Global Thematic Fund                    DWS Moderate Allocation Fund
DWS Cash Investment Trust                    DWS Gold & Precious Metals Fund             DWS Money Market Prime Series
DWS Commodity Securities Fund                DWS Growth & Income Fund                    DWS New York Tax-Free Income Fund
DWS Communications Fund                      DWS Growth Allocation Fund                  DWS Pacific Opportunities Equity Fund
DWS Conservative Allocation Fund             DWS Growth Plus Allocation Fund             DWS RREEF Global Real Estate Securities
DWS Core Fixed Income Fund                   DWS Health Care Fund                          Fund
DWS Core Plus Allocation Fund                DWS High Income Fund                        DWS RREEF Real Estate Securities Fund
DWS Core Plus Income Fund                    DWS High Income Plus Fund                   DWS S&P 500 Index Fund
DWS Dreman Concentrated Value Fund           DWS High Yield Tax Free Fund                DWS Short Duration Fund
DWS Dreman Financial Services Fund           DWS Inflation Protected Plus Fund           DWS Short Duration Plus Fund
DWS Dreman High Return Equity Fund           DWS Intermediate Tax/AMT Free Fund          DWS Short Term Bond Fund
DWS Dreman Mid Cap Value Fund                DWS International Equity Fund               DWS Short-Term Municipal Bond Fund
DWS Dreman Small Cap Value Fund              DWS International Fund                      DWS Small Cap Core Fund
DWS Emerging Markets Equity Fund             DWS International Select Equity Fund        DWS Small Cap Growth Fund
DWS Emerging Markets Fixed Income Fund       DWS International Value Opportunities       DWS Small Cap Value Fund
DWS Enhanced S&P 500 Index Fund                Fund                                      DWS Strategic Income Fund
DWS Equity Income Fund                       DWS Japan Equity Fund                       DWS Technology Fund
DWS Equity Partners Fund                     DWS Large Cap Value Fund                    DWS U.S. Government Securities Fund
                                             DWS Large Company Growth Fund               DWS Value Builder Fund
                                             DWS Latin America Equity Fund
                                             DWS Managed Municipal Bond Fund


The following supplements "Policies about transactions" under the "Policies You Should Know About" section of each fund's prospectus:

Initial Purchase. The minimum initial investment for Class A, B and C shares is $1,000, except for investments on behalf of participants in certain fee-based and wrap programs offered through certain financial intermediaries approved by the Advisor, for which there is no minimum initial investment; and IRAs for which the minimum initial investment is $500 per account. The minimum initial investment is $50 per account if you establish an automatic investment plan. Group retirement plans and certain other accounts have similar or lower minimum share balance requirements. In addition, the fund may waive minimums for investments on behalf of fund trustees and directors or officers or employees of the Advisor and its affiliates.

There is no minimum initial investment for Class R.





               Please Retain This Supplement for Future Reference



September 25, 2006
DMF-3614

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                                                             Deutsche Bank Group